CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 1,049,850	$ 1,096,086	$ 1,322,706
Cost of sales (exclusive of depreciation and amortization)	615,318	763,085	888,685
Selling, general, and administrative expenses	358,958	377,065	398,272
Depreciation and amortization	62,583	59,763	47,669
Total operating expenses	1,036,859	1,199,913	1,334,626
Income (loss) from operations	12,991	(103,827)	(11,920)
Interest expense, net	20,575	27,970	10,334
Loss on extinguishment of debt	0	494	0
Gain on tax receivable agreement liability adjustment	0	(100,223)	0
Other expense (income), net	2,922	(127)	787
Loss before income taxes	(10,506)	(31,941)	(23,041)
Income tax expense (benefit)	4,564	132,497	(17,801)
Net loss	(15,070)	(164,438)	(5,240)
Less: net (loss) income attributable to non-controlling interests	(352)	(10,359)	2,795
Net loss attributable to Funko, Inc.	$ (14,718)	$ (154,079)	$ (8,035)
Loss per share of Class A common stock:
Basic (in dollars per share)	$ (0.28)	$ (3.19)	$ (0.18)
Diluted (in dollars per share)	$ (0.28)	$ (3.19)	$ (0.18)
Weighted average shares of Class A common stock outstanding:
Basic (in shares)	52,043,490	48,332,401	44,554,788
Diluted (in shares)	52,043,490	48,332,401	44,554,788